Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefit obligations.
Summary of employee obligations and assets of the defined benefit schemes included in the combined statement of financial position

	Germany		UK*		U.S and Other**		Total
	2021	2020	2021	2020	2021	2020	2021	2020
	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Obligations	(138)	(142)	(249)	(295)	(82)	(80)	(469)	(517)
Assets	—	—	327	341	11	9	338	350
Net obligations	(138)	(142)	78	46	(71)	(71)	(131)	(167)
*

The net employee benefit asset in the UK as at December 31, 2021 is included within non-current assets on the statement of financial position (2020: included on a net basis within non-current liabilities).

**	Net obligation of ‘Other’ at December 31, 2021; $8 million, 2020; $9 million.

Summary of amounts recognized in the combined income statement

	Year ended
	December 31,
	2021	2020	2019
	$’m	$’m	$’m
Current service cost and administration costs:
Cost of sales – current service cost (note 9)	(13)	(12)	(12)
Cost of sales – past service credit (note 9)	4	8	17
SGA – current service cost (note 9)	(3)	(3)	(2)
	(12)	(7)	3
Finance expense (note 6)	(3)	(3)	(4)
	(15)	(10)	(1)

Summary of amounts recognized in the combined statement of comprehensive income

	Year ended
	December 31,
	2021	2020	2019
	$’m	$’m	$’m
Re-measurement of defined benefit obligation:
Actuarial gain/(loss) arising from changes in demographic assumptions	6	(2)	(7)
Actuarial gain/(loss) arising from changes in financial assumptions	9	(51)	(55)
Actuarial gain/(loss) arising from changes in experience	5	2	(13)
	20	(51)	(75)
Re-measurement of plan assets:
Actual return less expected return on plan assets	8	34	34
Actuarial gain/(loss) for the year on defined benefit pension schemes	28	(17)	(41)
Actuarial gain/(loss) on other long term and end of service employee benefits	5	(4)	(4)
	33	(21)	(45)

Summary of movement in the defined benefit obligations and assets

	Obligations		Assets
	2021	2020	2021	2020
	$’m	$’m	$’m	$’m
At January 1,	(517)	(461)	350	323
Interest income	—	—	5	6
Loan forgiveness (note 5)	4	—	—	—
Current service cost	(11)	(11)	—	—
Past service credit	4	8	—	—
Interest cost	(7)	(8)	—	—
Re-measurements	20	(51)	8	34
Employer contributions	—	—	2	5
Employee contributions	(1)	(1)	1	1
Benefits paid	24	31	(24)	(31)
Exchange	15	(24)	(4)	12
At December 31,	(469)	(517)	338	350

Summary of plan assets

	At December 31,
	2021	2021	2020	2020
	$’m	%	$’m	%
Equities	—	—	—	—
Target return funds	176	52	177	51
Bonds	105	31	102	29
Cash/other	57	17	71	20
	338	100	350	100

Summary of ranges of the principal assumptions applied in estimating defined benefit obligations

	Germany		UK		U.S.
	2021	2020	2021	2020	2021	2020
	%	%	%	%	%	%
Rates of inflation	1.70	1.50	3.20	2.70	2.20	2.50
Rates of increase in salaries	2.50	2.50	2.60	2.00	3.00	3.00
Discount rates	1.16	1.05	1.90	1.50	3.04	2.55

Summary of mortality assumptions for the countries with the most significant defined benefit plans

	Germany		UK		U.S.
	2021	2020	2021	2020	2021	2020
	Years	Years	Years	Years	Years	Years
Life expectancy, current pensioners	22	22	22	22	21	21
Life expectancy, future pensioners	25	25	23	23	22	22

Summary of principal defined benefit schemes

	Europe	Europe	North
	UK	Germany	America
Nature of the schemes	Funded*	Unfunded	Funded
2021
Active members	—	816	808
Deferred members	589	202	75
Pensioners including dependents	531	154	83
Weighted average duration (years)	18	19	20
2020
Active members	—	856	829
Deferred members	808	195	58
Pensioners including dependents	475	121	59
Weighted average duration (years)	20	20	21
*	Census data is updated every 3 years as part of the full valuation for purpose of the UK pension regulator.

Summary of expected total benefit payments over the next five years

						Subsequent
	2022	2023	2024	2025	2026	five years
	$’m	$’m	$’m	$’m	$’m	$’m
Benefits	18	17	18	19	20	114